Other assets-Other / Other liabilities	12 Months Ended
Mar. 31, 2016
Other assets-Other / Other liabilities
Other assets-Other / Other liabilities

9. Other assets—Other / Other liabilities:

The following table presents components of Other assets—Other and Other liabilities in the consolidated balance sheets as of March 31, 2015 and 2016.

	Millions of yen
	March 31
	2015	2016
Other assets—Other:
Securities received as collateral	¥187,753	¥318,112
Goodwill and other intangible assets	123,486	110,532
Deferred tax assets	19,718	36,130
Investments in equity securities for other than operating purposes(1)	162,644	130,357
Prepaid expenses	10,741	30,997
Other	318,224	348,383

Total	¥822,566	¥974,511

Other liabilities:
Obligation to return securities received as collateral	¥187,753	¥318,112
Accrued income taxes	48,632	32,947
Other accrued expenses and provisions	446,920	389,338
Other(2)	533,794	460,250

Total	¥1,217,099	¥1,200,647

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of ¥140,024 million and ¥22,621 million respectively, as of March 31, 2015, and ¥109,887 million and ¥20,470 million respectively, as of March 31, 2016. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.
(2)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2015 and 2016, carrying values were ¥258,310 million and ¥242,496 million, respectively, and estimated fair values were ¥261,039 million and ¥244,246 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

The following table presents changes in goodwill, which are reported in the consolidated balance sheets within Other assets—Other for the years ended March 31, 2015 and 2016.

	Millions of yen
	Year ended March 31, 2015
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment(1)	Other(2)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥85,951	¥(11,817)	¥74,134	¥—	¥11,578	¥97,529	¥(11,817)	¥85,712
Other	6,549	(2,946)	3,603	(3,188)	63	6,612	(6,134)	478

Total	¥92,500	¥(14,763)	¥77,737	¥(3,188)	¥11,641	¥104,141	¥(17,951)	¥86,190

	Millions of yen
	Year ended March 31, 2016
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment(1)	Other(2)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥97,529	¥(11,817)	¥85,712	¥—	¥(5,419)	¥92,110	¥(11,817)	¥80,293
Other	6,612	(6,134)	478	—	(8)	470	—	470

Total	¥104,141	¥(17,951)	¥86,190	¥—	¥(5,427)	¥92,580	¥(11,817)	¥80,763

(1)	For the year ended March 31, 2015, Nomura recognized goodwill impairment loss of ¥3,188 million within Other in Nomura’s segment information. This was due to a decline in the fair value of a reporting unit caused by decreases in expected cash flows arising from changes in the economic environment. This impairment loss was reported within Non-interest expenses—Other in the consolidated statements of income. The fair values were determined using DCF valuation techniques.
(2)	Includes currency translation adjustments.

The following table presents finite-lived intangible assets by type as of March 31, 2015 and 2016.

	Millions of yen
	March 31, 2015			March 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥71,445	¥(43,839)	¥27,606	¥68,239	¥(47,655)	¥20,584
Other	473	(294)	179	503	(315)	188

Total	¥71,918	¥(44,133)	¥27,785	¥68,742	¥(47,970)	¥20,772

Amortization expenses for the years ended March 31, 2014, 2015 and 2016 were ¥5,423 million, ¥4,979 million and ¥5,181 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2017	¥5,487
2018	4,828
2019	3,621
2020	2,413
2021	2,413

The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥9,511 million and ¥8,997 million as of March 31, 2015 and 2016, respectively.